INCOME TAXES - Income (Loss) Before Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss)	€ 893	€ (1,188)	€ 2,191
France
Income (loss)	869	(2,042)	1,803
Other countries
Income (loss)	€ 24	€ 854	€ 388